Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	$ 26,479	$ 26,479	$ 25,234
Accumulated amortization	(8,907)	(8,234)	(5,718)
Net carrying amount	$ 17,572	$ 18,245	$ 19,516
Payor contracts
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years	10 years	10 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	$ 19,400	$ 19,400	$ 18,900
Accumulated amortization	(6,623)	(6,152)	(4,283)
Net carrying amount	$ 12,777	$ 13,248	$ 14,617
Trade names
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years	10 years	10 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	$ 4,170	$ 4,170	$ 4,170
Accumulated amortization	(1,451)	(1,350)	(945)
Net carrying amount	$ 2,719	$ 2,820	$ 3,225
Clinical contracts
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	9 years	10 years	10 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	$ 2,909	$ 2,909	$ 2,164
Accumulated amortization	(833)	(732)	(490)
Net carrying amount	$ 2,076	$ 2,177	$ 1,674